Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan

(11) Employee Benefit Plan

Effective January 1, 2005, the Company implemented a 401(k) Plan for all employees over the age of 21. Participants may contribute up to 100% of their salary (during 2012, up to a maximum of $17,000 or $22,500 for participants over 50 years of age). Company matching is at the discretion of the Board of Directors.

The employee benefit plan also provides a profit sharing component where the Company can make a discretionary contribution to the 401(k) Plan, which is allocated based on the compensation of eligible employees. The 401(k) Plan also provides for qualified non-elective contributions where the Company can make a discretionary contribution in order to pass various nondiscretionary tests for the 401(k) portion of the employee benefit plan. This contribution is allocated to eligible non-highly compensated employee in reverse order based on compensation. No Company contributions were made to the 401(k) Plan in 2010, 2011 or 2012.